SCHEDULE OF FIXED ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,778	$ 1,674
Less – accumulated depreciation	1,317	1,076
Fixed assets, net	461	598
Software Development [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	945	839
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	345	356
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 488	$ 479